Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	CARPENTER TECHNOLOGY CORPORATION
Entity Central Index Key	0000017843
Amendment Flag	false
EBP 019
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	CARPENTER TECHNOLOGY CORPORATION
Entity Central Index Key	0000017843
Amendment Flag	false